Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 6 – FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Basis of Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value	Markets for	Observable	Unobservable
	of Assets	Identical Items	Inputs	Inputs
(In millions)	(Liabilities)	(Level 1)	(Level 2)	(Level 3)

Three Months Ended June 30, 2013
Long-lived assets held and used	$1.1	--	--	$1.1

The FASB’s accounting guidance utilizes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value into three broad levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities
•

Level 2: Inputs, other than quoted prices, that are observable for the asset or liability, either directly or indirectly; these include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions

U.S. RadioShack Company-Operated Stores: For the three months ended June 30, 2013, long-lived assets held and used in certain locations of our U.S. RadioShack company-operated stores segment with a total carrying value of $3.9 million were written down to their fair value of $1.1 million, resulting in an impairment charge of $2.8 million that was included in our operating results for the period.

The inputs used to calculate the fair value of these long-lived assets included the projected cash flows and a risk-adjusted rate of return that we estimated would be used by a market participant in valuing these assets. The projected cash flows for a particular store are based on average historical cash flows for that store and are projected through the remainder of its lease. The risk-adjusted rates of return used to discount these cash flows range from 15% to 20%.

Fair Value of Financial Instruments: Financial instruments not measured at fair value on a recurring basis include cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued liabilities, and long-term debt. With the exception of long-term debt, the financial statement carrying amounts of these items approximate their fair values due to their short-term nature. Estimated fair values for our 2013 Convertible Notes and our 6.75% unsecured notes due in 2019 (“2019 Notes”) were determined using recent trading activity and/or bid-ask spreads and are classified as Level 2 in the FASB’s fair value hierarchy. Estimated fair values of our secured term loans approximate their carrying values and are classified as Level 3.

Carrying amounts and the related estimated fair values of our long-term debt financial instruments are as follows:

			Basis of Fair Value Measurements
			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Carrying	Fair Value	Identical Items	Inputs	Inputs
(In millions)	Amount	of Liabilities	(Level 1)	(Level 2)	(Level 3)

As of June 30, 2013
2013 Convertible Notes	$213.5	$211.7	--	$211.7	--
2019 Notes	$323.2	$229.9	--	$229.9	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0

As of December 31, 2012
2013 Convertible Notes	$278.7	$265.9	--	$265.9	--
2019 Notes	$323.0	$198.3	--	$198.3	--
Secured term loans	$175.0	$175.0	--	--	$175.0
Other	$1.0	$1.0	--	--	$1.0